Fair value measurements	12 Months Ended
Dec. 31, 2017
Fair Value Measurements
Fair value measurements
(29)	Fair value measurements

The fair values of financial assets and liabilities, together with the carrying amounts shown in the Consolidated Statement of Financial Position as of December 31, 2017 are as follows:

		December 31, 2017
	Notes	Carrying amount	Fair value
Financial assets
Available–for–sale securities	6.b	$55	$55
Derivative instruments	26	23,539	23,539

		$23,594	$23,594

Financial liabilities
Short term borrowings and long–term debt	16	$3,752,113	$3,587,841
Derivative instruments	27	137	137

		$3,752,250	$3,587,978

The fair values of financial assets and liabilities, together with the carrying amounts shown in the Consolidated Statement of Financial Position as of December 31, 2016 are as follows:

	December 31, 2016
	Notes	Carrying amount	Fair value
Financial assets
Available–for–sale securities	6.b	$76	$76
Derivative instruments	26	26,337	26,337

		$26,413	$26,413

Financial liabilities
Short term borrowings and long–term debt	16	$3,274,235	$3,241,240
Derivative instruments	26, 27	528	528

		$3,274,763	$3,241,768

The fair value of the financial assets and liabilities corresponds the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

Management assessed that cash and cash equivalents, account receivable, account payable and other current liabilities approximate their carrying amount largely due to the short–term maturities of these instruments.

Fair values have been determined for measurement and/or disclosure purposes based on the following methods.

(a)	The fair value of available–for–sale financial assets is determined by reference to the present value of future principal and interest cash flows, discounted at a market based interest rate at the reporting date.

(b)	The Company enters into derivative financial instruments with various counterparties, principally financial institutions with investment grade credit ratings. Derivatives valued using valuation techniques with market observable inputs are mainly interest rate contracts, foreign currency forward contracts and commodity contracts. The most frequently applied valuation techniques include forward pricing and swap models, using present value calculations. The models incorporate various inputs including the credit quality of counterparties, foreign currency spot and forward rates, interest rate curves and forward rate curves of the underlying commodity.

(c)	The fair value of short–term borrowings and long–term debt, which is determined for disclosure purposes, is calculated based on the present value of future principal and interest cash flows, discounted at a market based interest rate at the reporting date. For finance leases, the market rate is determined by reference to similar lease agreements.

(d)	The Company uses the revaluation model to measure its land and buildings which are composed of administrative properties. Management determined that this constitutes one class of asset under IAS 16, based on the nature, characteristics and risks of the property. The fair values of the properties were determined by using market comparable methods.

This means that valuations performed by the appraisals are based on active market prices, adjusted for difference in the nature, location or condition of the specific property. The Company engaged accredited independent appraisals, to determine the fair value of its land and buildings.

(e)	The Frequent flyer liability is included in the Consolidated Statement of Financial Position within Air traffic liability. The Company estimates the fair value of miles awarded under the LifeMiles program by applying statistical techniques. Inputs to the models include making assumptions about expected redemption rates, the mix of products that will be available for redemption in the future and customer preferences.

Fair values hierarchy

The table below analyses financial instruments carried at fair value by valuation method. The different levels have been defined as follows:

Level 1	inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2	inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; or

Level 3	inputs are unobservable inputs for the asset or liability.

For assets and liabilities that are recognized in the financial statements on a recurring basis, the Company determines whether transfers have occurred between Levels in the hierarchy by re–assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

The following table provides the fair value measurement hierarchy of the Company’s assets and liabilities as of December 31, 2017:

Quantitative disclosures of fair value measurement hierarchy for assets:

	Fair value measurement using
Assets measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Derivative financial assets (Note 26)
Aircraft fuel hedges	—	20,549	—	20,549
Interest rate derivatives	—	2,990	—	2,990
Available–for–sale securities (Note 6)	—	55	—	55
Revalued administrative property (Note 13)	—	147,663	—	147,663

Quantitative disclosures of fair value measurement hierarchy for liabilities:

	Fair value measurement using
Liabilities measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Derivative financial liabilities (Note 26)
Foreing currency derivatives	—	137	—	137
Frequent flyer liability (Note 21)	—	191,157	—	191,157
Liabilities for which fair values are disclosed
Short–term borrowings and long–term debt (Note 16)	—	3,587,841	—	3,587,841

The following table provides the fair value measurement hierarchy of the Company’s assets and liabilities as of December 31, 2016:

Quantitative disclosures of fair value measurement hierarchy for assets:

	Fair value measurement using
Assets measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Derivative financial assets (Note 26)
Aircraft fuel hedges
Interest rate derivatives	—	25,540	—	25,540
Available–for–sale securities (Note 6)	—	797	—	797
Assets held for sale	—	76	—	76
Revalued administrative property (Note 13)	—	149,371	—	149,371

Quantitative disclosures of fair value measurement hierarchy for liabilities:

	Fair value measurement using
Liabilities measured at fair value	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Derivative financial liabilities (Note 26)
Interest rate derivatives	—	528	—	528
Frequent flyer liability (Note 21)	—	171,848	—	171,848
Liabilities for which fair values are disclosed
Short–term borrowings and long–term debt (Note 16)	—	3,241,240	—	3,241,240